Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Mountain Lake Acquisition Corp.
Initial Public Offering [Line Items]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, on December 16, 2024, the Company sold 23,000,000 Units, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 2,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one right. Each right entitles the holder thereof to receive one-tenth of one Class A ordinary share upon the consummation of an initial Business Combination.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, on December 16, 2024, the Company sold 23,000,000 Units, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 2,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one right. Each right entitles the holder thereof to receive one-tenth of one Class A ordinary share upon the consummation of an initial Business Combination.